Provisions and other non-current liabilities - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in provisions and other non-current liabilities
Balance as of the beginning of the period	$ 21,432	$ 15,986	$ 16,846
Allowances	1,248	2,416	1,172
Reversals	(2,414)	(1,378)	(1,612)
Currency translation adjustment	(33)	(519)	681
Other	380	4,927	(1,101)
Balance as of the end of the period	20,613	21,432	15,986
Asset retirement obligations
Changes in provisions and other non-current liabilities
Allowances	639	530	544
Reversals	(460)	(320)	(330)
Provisions for environmental contingencies
Changes in provisions and other non-current liabilities
Allowances	30	33	37
Reversals	(92)	(111)	(120)
Restructuring activities
Changes in provisions and other non-current liabilities
Allowances	60	149	48
Reversals	$ (122)	$ (106)	$ (84)